INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

NOTE 8 — INCOME AND SOCIAL CONTRIBUTION TAXES

In Brazil, income taxes include federal income tax (IRPJ) and social contribution (CSLL), which represents an additional federal income tax. The statutory rates for income tax and social contribution are 25% and 9%, respectively, and are applicable for the years ended December 31, 2021, 2020 and 2019. The foreign subsidiaries of the Company are subject to taxation at rates ranging between 23% and 35%, without considering there are subsidiaries abroad with zero tax rate, which have mainly financial activities. The differences between the Brazilian tax rates and the rates of other countries are presented under “Difference in tax rates in foreign companies” in the reconciliation of income tax and social contribution below.

a) Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income are as follows:

	2021	2020	2019
Income (loss) before income taxes	20,272,568	3,495,678	1,674,720
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(6,892,673)	(1,188,531)	(569,405)
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	403,431	530,715	75,428
- Equity in earnings of unconsolidated companies	191,474	51,873	(5,797)
- Interest on equity*	406,022	98,739	69
- Interests on tax lawsuits**	551,624	—	—
- Tax credits and incentives	112,521	31,800	8,852
- Deferred tax assets not recognized / Realization, net	482,497	(587,917)	1,097
- Other permanent differences, net	31,474	(44,303)	31,923
Income and social contribution taxes	(4,713,630)	(1,107,624)	(457,833)
Current	(4,306,223)	(908,051)	(240,400)
Deferred	(407,407)	(199,573)	(217,433)

* Brazilian Law 9,249/95 provides that a company may, at its sole discretion, consider dividends distributions to shareholders to be considered as interest on own capital — subject to specific limitations - which has the effect of a taxable deduction in the determination of income tax and social contribution. The limitation is the greater of (i) shareholders’ equity multiplied by the TJLP (Long-Term Interest Rate) rate or (ii) 50% of the net income in the fiscal year. This expense is not recognized for the purpose of preparing the financial statements and therefore does not impact net income.

** On September 24, 2021, the Federal Supreme Court finalized the judgment of Topic 962, deciding unanimously that the IR and CS levy was not due on the amounts related to interests (Selic rate) on tax lawsuits. Thus, the effects of such judgment were considered to the tax calculation applied to the interests recorded in the period, related to the tax credit arising from the final and unappealable decision of the actions that discussed the inclusion of ICMS in the PIS/COFINS calculation basis.

b) Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates:

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2020	income	Others	Income	December 31, 2021

Tax loss carryforward	1,220,485	(556,480)	(24,312)	10,156	649,849
Social contribution tax losses	290,276	(187,814)	20,625	—	123,087
Provision for tax, civil and labor liabilities	385,463	37,256	—	33	422,752
Benefits granted to employees	392,257	(35,812)	—	(57,828)	298,617
Other temporary differences	501,114	(144,352)	—	2,312	359,074
Deferred exchange variance*	1,057,541	511,763	—	7	1,569,311
Provision for losses	35,520	6,576	—	(5,832)	36,264
Fair value adjustments on businesses acquired	(550,864)	(38,544)	—	(39,213)	(628,621)
	3,331,792	(407,407)	(3,687)	(90,365)	2,830,333

Non-current assets	3,393,354				2,929,308
Non-current liabilities	(61,562)				(98,975)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in	Acquisition of	Comprehensive	Balance as of
	December 31, 2019	income	subsidiary	Income	December 31, 2020

Tax loss carryforward	1,341,464	(157,207)	—	36,228	1,220,485
Social contribution tax losses	350,810	(60,534)	—	—	290,276
Provision for tax, civil and labor liabilities	242,794	140,871	—	1,798	385,463
Benefits granted to employees	294,031	(6,848)	—	105,074	392,257
Other temporary differences	575,719	(114,627)	—	40,022	501,114
Deferred exchange variance*	1,177,428	(119,178)	—	(709)	1,057,541
Provision for losses	23,618	11,740	—	162	35,520
Fair value adjustments on businesses acquired	(452,058)	106,210	(86,093)	(118,923)	(550,864)
	3,553,806	(199,573)	(86,093)	63,652	3,331,792

Non-current assets	4,071,219				3,393,354
Non-current liabilities	(517,413)				(61,562)
*	Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	January 1, 2019	income	Others	Income	December 31, 2019

Tax loss carryforward	1,339,933	4,781	(36,226)	32,976	1,341,464
Social contribution tax losses	337,258	13,552	—	—	350,810
Provision for tax, civil and labor liabilities	270,417	(27,848)	—	225	242,794
Benefits granted to employees	286,494	(29,739)	—	37,276	294,031
Other temporary differences	525,818	73,067	—	(23,166)	575,719
Deferred exchange variance*	1,284,377	(106,640)	—	(309)	1,177,428
Provision for losses	83,837	(75,142)	—	14,923	23,618
Fair value adjustments on businesses acquired	(372,448)	(69,464)	—	(10,146)	(452,058)
	3,755,686	(217,433)	(36,226)	51,779	3,553,806

Non-current assets	3,874,054				4,071,219
Non-current liabilities	(118,368)				(517,413)
*	Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

The recoverability analysis of deferred tax balances related to tax loss carryforward and social contribution tax losses performed by the Company and approved by its Board of Directors are based on its business plans and aligned with other projections and analysis performed by the Company as, for example, the impairment of assets tests.

c) Unrecognized deferred income tax assets:

Due to the lack of expectation to use tax losses, negative social contribution base and deferred exchange variation arising from some operations in Brazil, the Company did not recognize a portion of tax assets of R$240,231 (R$764,845 on December 31, 2020), which do not have an expiration date. The subsidiaries abroad had R$1,256,438 (R$1,180,067 as of December 31, 2020) of tax credits on capital losses for which deferred tax assets have not been recognized and which expire between 2029 and 2035 and also several Unrecognized tax loss carryforwards from state credits in the United States in the amount of R$1,285,373 (R$1,623,459 as of December 31, 2020), which expire at various dates between 2022 and 2040.